Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Net book value at beginning of period	$ 55,220,809	$ 57,825,056
Additions	6,436,690	4,587,387
Depreciation	(2,446,751)	(2,359,868)
Disposals and transfers to held for sale	(1,877,175)	(1,540,728)
Transfers from/to investment in finance leases, net/inventory	$ (170,900)	$ (34,321)
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Write-offs and impairment, net (Note 25 and 26)	$ 71,507	$ 3,256,717
Net book value at end of period	57,091,166	55,220,809
Accumulated depreciation and impairment as of December 31, 2023 and 2022, respectively:	$ (13,789,382)	$ (12,448,619)